Notes to the unaudited interim condensed consolidated statement of financial position - Long-term Derivatives - Warrants (Details) € / shares in Units, € in Thousands						1 Months Ended		6 Months Ended
	Jun. 12, 2026 EUR (€) D € / shares shares	Jun. 01, 2026 EUR (€) shares	Apr. 30, 2026 D € / shares	Apr. 01, 2024 € / shares shares	Nov. 28, 2022 EUR (€) € / shares shares	Jan. 31, 2024 shares	Nov. 30, 2022 shares	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€) shares	Jan. 04, 2024 EUR (€) shares	Jul. 01, 2022 shares
Debt, Derivatives and Royalty certificates liabilities
Derivative financial liabilities								€ 13,051		€ 119,385
EIB warrants
Debt, Derivatives and Royalty certificates liabilities
Warrant issued at aggregate repurchase price	€ 50,000							50,000
Capped cash payment in case replacement warrants are not issued		€ 9,500
Losses on fair value variation								40,700
EIB warrants | Warrant repurchase options
Debt, Derivatives and Royalty certificates liabilities
Derivative financial assets		43,900
Legacy EIB warrants
Debt, Derivatives and Royalty certificates liabilities
Derivative financial liabilities								0
Losses on fair value variation		8,600						€ 8,569	€ 102,640
EIB Warrants Tranche B
Debt, Derivatives and Royalty certificates liabilities
Warrants repurchased and cancelled | shares	700,000
New EIB Warrants
Debt, Derivatives and Royalty certificates liabilities
Number of warrants approved for issuance | shares								15,677,573
Forward contract at fair value								€ 9,500
Number of shares per warrant | shares								1
Exercise price per warrant | € / shares								€ 0.01
Lenders' warrants
Debt, Derivatives and Royalty certificates liabilities
Derivative financial liabilities	€ 3,800							€ 3,500
Number of shares per warrant | shares	1
Exercise price per warrant | € / shares	€ 4.1559
Percentage of premium exercise price	10.00%
Trading days | D	30
Trading price | € / shares	€ 4.6681		€ 4.6681
Equity offering price | € / shares	€ 3.7781
Losses on fair value variation								3,475
Lenders' warrants, Tranche A and B
Debt, Derivatives and Royalty certificates liabilities
Number of warrants issued | shares	1,624,196
Lenders' warrants, Tranche C
Debt, Derivatives and Royalty certificates liabilities
Number of warrants issued | shares	661,709
Lenders' Tranche A
Debt, Derivatives and Royalty certificates liabilities
Trading days | D	30		30
Trading price | € / shares			€ 4.6681
Equity offering price | € / shares	€ 3.7781
Lenders' Tranche C
Debt, Derivatives and Royalty certificates liabilities
Trading days | D	30
Derivatives | EIB warrants
Debt, Derivatives and Royalty certificates liabilities
Warrant issued at aggregate repurchase price		€ 50,000
Remaining EIB warrants | shares		2,444,654
Fair value		€ 93,900
Number of shares per warrant | shares												1
Derivatives | EIB Warrants Tranche A
Debt, Derivatives and Royalty certificates liabilities
Derivative financial liabilities		€ 66,256			€ 9,469					€ 61,004
Number of warrants issued | shares					2,266,023		2,266,023
Number of shares per warrant | shares		6.46			1					6.46
Exercise price per warrant | € / shares					€ 4.02
Derivatives | EIB Warrants Tranche B
Debt, Derivatives and Royalty certificates liabilities
Warrants repurchased and cancelled | shares		700,000
Derivative financial liabilities		€ 61,698								€ 58,381	€ 11,809
Number of warrants issued | shares				3,144,654		3,144,654
Number of shares per warrant | shares		5.05		1						5.05	1
Exercise price per warrant | € / shares				€ 3.95
Derivatives | Lenders' warrants
Debt, Derivatives and Royalty certificates liabilities
Derivative financial liabilities	€ 3,784							€ 3,476
Number of shares per warrant | shares	1							1
Exercise price per warrant | € / shares	€ 4.16							€ 4.16